Commitments and Contingencies - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 24, 2014	Dec. 25, 2013
Other Commitments [Line Items]
Date of class action filed in court	Around February 24, 2014	On or about February 24, 2014
Officers [Member]
Other Commitments [Line Items]
Number of at-will employment agreements	4	4
Property Lease Guarantee [Member]
Other Commitments [Line Items]
Number of leases assigned to franchisees	2	2
Latest lease expiration year	2015	2015
Contingent lease obligations, maximum exposure	$ 52,000	$ 158,000
Contingent lease obligations, maximum exposure, if discounted at estimated pre-tax cost of debt	45,000	139,000
Beverage [Member]
Other Commitments [Line Items]
Purchase commitments, estimated obligations	19,900,000	24,300,000
Chicken Acquisition Corp [Member]
Other Commitments [Line Items]
Purchase commitments, estimated obligations	$ 7,600,000	$ 2,400,000
Number of supplier contracts for chicken	2
Chicken Acquisition Corp [Member] | Supplier One [Member]
Other Commitments [Line Items]
Contract termination period	2014-12
Chicken Acquisition Corp [Member] | Supplier Two [Member]
Other Commitments [Line Items]
Contract termination period	2015-01